Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2017
Noncurrent Assets Or Disposal Groups Classified As Held For Sale Or As Held For Distribution To Owners [Abstract]
Assets and liabilities held for sale

19 Assets and liabilities held for sale

As at 31 December 2017, assets and liabilities held for sale includes Rio Tinto's interest in the Dunkerque aluminium smelter (US$355 million) and certain other separate assets.

At 31 December 2016, assets and liabilities held for sale included Blair Athol and certain other separate assets.